INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
INVENTORIES
Products	¥ 1,419,396		¥ 1,498,900		$ 199,918
Inventory write-down	¥ 19,910	$ 2,804	¥ 28,498	¥ 45,976